Other Real Estate Owned	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Banking And Thrift [Abstract]
Other Real Estate Owned

Note 6—Other Real Estate Owned

Real estate acquired by foreclosure or by deed in lieu of foreclosure as well as other repossessed assets (OREO) are held for sale and are initially recorded at fair value less a discount for estimated selling costs at the date of foreclosure. Any write down to fair value less estimated selling costs is charged to the allowance for loan losses. If the discounted fair value exceeds the net carrying value of the loans, recoveries to the allowance for loan losses are recorded to the extent of previous charge-offs, with any excess, which is infrequent, recognized as a gain in non-interest income. Subsequent to foreclosure, valuations are periodically performed and a valuation allowance is established if the carrying value exceeds the fair value less estimated selling costs. Costs relating to the development and improvement of the property may be capitalized, generally those greater than $10,000; holding period costs and subsequent changes to the valuation allowance are charged to OREO expense, net included in non-interest expense. Incremental valuation adjustments may be recognized in the Statements of Operations if, in the opinion of management, such additional losses are deemed probable.

A summary of the activity in other real estate owned is as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
	(In thousands)

Balance at beginning of period	$62,140	$84,342	$63,460	$90,000
Additions	3,321	3,261	7,659	16,423
Capitalized improvements	0	52	28	352
OREO valuation adjustments, net(1)	(1,824)	(2,368)	(2,279)	(11,603)
Sales	(7,467)	(17,046)	(12,698)	(26,931)

Balance at end of period	$56,170	$68,241	$56,170	$68,241

(1)	Includes adjustments to the OREO reserve for probable losses and property writedowns.

The balances at end of period above are net of a valuation allowance of $24.5 million at June 30, 2014 and $35.4 million at June 30, 2013, recognized during the holding period for declines in fair value subsequent to foreclosure or acceptance of deed in lieu of foreclosure. A summary of activity in the OREO valuation allowance is as follows:

	For the Three Months Ended June 30		For the Six Months Ended June 30
	2014	2013	2014	2013
	(In thousands)
Balance at beginning of period	$29,653	$36,009	$30,842	$31,128
Valuation adjustments(1)	1,824	2,368	2,279	11,603
Sales	(6,962)	(2,929)	(8,606)	(7,283)

Balance at end of period	$24,515	$35,448	$24,515	$35,448

(1)	Includes adjustments to the OREO reserve for probable losses and property writedowns.

Net OREO expense consisted of the following components:

	Three Months Ended June 30		Six Months Ended June 30
	2014	2013	2014	2013
	(In thousands)
Valuation adjustments	$1,824	$2,368	$2,279	$11,603
Foreclosure cost expense	187	557	331	1,067
Expenses from operations, net	256	1,364	842	3,878

OREO expense, net	$2,267	$4,289	$3,452	$16,548

Note 6—Other Real Estate Owned

Real estate acquired by foreclosure or by deed in lieu of foreclosure as well as other repossessed assets (OREO) are held for sale and are initially recorded at fair value less a discount for estimated selling costs at the date of foreclosure. Any write down to fair value less estimated selling costs is charged to the allowance for loan losses. If the discounted fair value exceeds the net carrying value of the loans, recoveries to the allowance for loan losses are recorded to the extent of previous charge-offs, with any excess, which is infrequent, recognized as a gain in non-interest income. Subsequent to foreclosure, valuations are periodically performed and a valuation allowance is established if the carrying value exceeds the fair value less estimated selling costs. Costs relating to the development and improvement of the property may be capitalized, generally those greater than $10,000; holding period costs and subsequent changes to the valuation allowance are charged to OREO expense, net included in non-interest expense. Incremental valuation adjustments may be recognized in the Statements of Operations if, in the opinion of management, such additional losses are deemed probable.

A summary of the activity in other real estate owned is as follows:

	Nine Months Ended	Year Ended
	December 31, 2013	March 31, 2013
	(In thousands)
Balance at beginning of period	$84,342	$88,841
Additions (1)	19,352	75,727
Capitalized improvements	307	300
OREO valuation adjustments, net (2)	(4,937)	(26,733)
Valuation of deposit method property (3)	—	(3,301)
Transfer to premises and equipment	—	(2,870)
Sales	(35,604)	(47,622)

Balance at end of period	$63,460	$84,342

(1)	Includes a transfer from premises and equipment of a closed retail branch facility no longer used for banking purposes totaling $558,000 during the year ended March 31, 2013.
(2)	Includes adjustments to the OREO reserve for probable losses and property write-downs.
(3)	Represents the write-down to fair value less estimated selling costs of a loan classified as OREO due to a Bank financed sale of foreclosed property accounted for under the deposit method because of an inadequate down payment by the buyer. The buyer recently defaulted on this loan and the property has been foreclosed upon and revalued in OREO. The valuation amount includes the write-off of principal and interest payments received over the life of the loan totaling $1.4 million and a charge-off to the allowance for loan losses of $1.9 million.

The balances at end of period above are net of a valuation allowance of $30.8 million at December 31, 2013 and $36.0 million at March 31, 2013, recognized during the holding period for declines in fair value subsequent to foreclosure or acceptance of deed in lieu of foreclosure. A summary of activity in the OREO valuation allowance is as follows:

	Nine Months Ended December 31,		For the Year Ended March 31,
	2013	2012	2013	2012
		(Unaudited)
	(In thousands)
Balance at beginning of period	$36,009	$22,521	$22,521	$19,975
Provision	4,937	17,498	26,733	15,338
Sales	(10,104)	(8,891)	(13,245)	(12,792)

Balance at end of period	$30,842	$31,128	$36,009	$22,521

Net OREO expense consisted of the following components:

	Nine Months Ended December 31,		Year Ended March 31,
	2013	2012	2013	2012
		(Unaudited)
	(In thousands)
Valuation adjustments	$4,937	$17,498	$26,733	$15,338
Foreclosure cost expense	1,541	2,093	2,602	4,387
Expenses from operations, net	3,319	5,721	8,236	8,959

OREO expense, net	$9,797	$25,312	$37,571	$28,684